Reg. Nos. 33-30394/ 811-5857


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                  [ X ]
       Pre-Effective Amendment No. ____                                 [   ]

       Post-Effective Amendment No. 27                                  [ X ]

                                               and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                          [ X ]
       Amendment No. 26

                        (Check appropriate box or boxes.)
                                 CMG Fund Trust

               (Exact Name of Registrant as Specified in Charter)

1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon  97207
(Address of Principal Executive Offices)        (Zip Code)

Registrant's Telephone Number, including Area Code:  (503) 222-3600

Jeff B. Curtis
1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon  97207
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:
  _____ immediately upon filing
  _____ pursuant to paragraph (b)
    X   on February 15, 2004 pursuant to paragraph (b)
  _____ 60 days after filing pursuant to paragraph (a)(1)
  _____ on _______________ pursuant to paragraph (a)(1)
  _____ 75 days after filing pursuant to paragraph (a)(2)
  _____ on _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate:
    X   this post-effective amendment designates a new effective date for a
  ----- previously filed post-effective amendment.

         Parts A, B and C to the CMG Fund Trust's (the "Trust") Post-Effective Amendment No. 26 to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933, as amended, (the "Securities Act") and Amendment No. 25 to the Trust's Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission under Rule 485(a)(2) on November 4, 2003 (the "Post-Effective Amendment"), are herein incorporated by reference. The Trust is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date of January 17, 2004. It is proposed that the Post-Effective Amendment become effective on February 15, 2004, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the Commission acting pursuant to
Section 8(a) of the Securities Act may determine.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and State of Massachusetts on the 16th day of January, 2004.

                                 CMG FUND TRUST

                                 By     JOSEPH R. PALOMBO
                                     --------------------------------------
                                        Joseph R. Palombo
                                        President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on the 16th day of January, 2004 by the following persons in the capacities indicated.



(i) Principal executive officer:



           JOSEPH R. PALOMBO                           President
----------------------------------------------
           Joseph R. Palombo


(ii)       Principal accounting and financial officer:



           J. KEVIN CONNAUGHTON                        Chief Financial Officer
----------------------------------------------
           J. Kevin Connaughton


(iii)      Trustees:



*          DOUGLAS A. HACKER                           Trustee
-------------------------------------
           Douglas A. Hacker


*          JANET LANGFORD KELLY                        Trustee
-------------------------------------
           Janet Langford Kelly

*          RICHARD W. LOWRY                            Trustee
-------------------------------------
           Richard W. Lowry


*          WILLIAM E. MAYER                            Trustee
-------------------------------------
           William E. Mayer


*          CHARLES R. NELSON                           Trustee
-------------------------------------
           Charles R. Nelson


*          JOHN J. NEUHAUSER                           Trustee
-------------------------------------
           John J. Neuhauser


*          JOSEPH R. PALOMBO                           Trustee
-------------------------------------
           Joseph R. Palombo


*          PATRICK J. SIMPSON                          Trustee
-------------------------------------
           Patrick J. Simpson


*          THOMAS E. STITZEL                           Trustee
-------------------------------------
           Thomas E. Stitzel


*          THOMAS C. THEOBALD                          Trustee
-------------------------------------
           Thomas C. Theobald


*          ANN-LEE VERVILLE                            Trustee
-------------------------------------
           Anne-Lee Verville


*          RICHARD L. WOOLWORTH                        Trustee
-------------------------------------
           Richard L. Woolworth



*By:       MARK A. WENTZIEN
     --------------------------------
           Mark A. Wentzien
           Attorney-In-Fact